---------------------------------------------
COLONIAL GLOBAL EQUITY FUND SEMIANNUAL REPORT
---------------------------------------------

APRIL 30, 2000








                               [Graphic Omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2000, global stock markets moved in tandem, offering solid growth for much of the period. From early March through the end of the period, however, pervasive market volatility sent most major markets into negative territory. The effects of rising interest rates, market corrections and individual company concerns spilled over from market to market leaving few, if any, safe havens for investors during that time.

The concept of globalization has been the driving force behind worldwide economic growth and stock market strength. Companies around the world are benefiting from expansion outside of their home country to satisfy broad demand and take advantage of new technological developments. Colonial Global Equity Fund has capitalized on these trends and we will seek to take advantage of further opportunities presented by this phenomenon.

We believe that investing in high-quality companies in the diverse set of industries participating in globalization, combined with a broad representation of countries is the best approach to managing risk. We believe this strategy will also allow us to take advantage of worldwide growth trends. We expect these globalization trends to continue for the remainder of the Fund's fiscal year, foreseeing strength in most global economies despite a restrictive interest rate environment through the summer months.

The following report details the strategies employed by your Fund's portfolio managers during the period. For more information, contact your financial advisor or visit us on the Internet at www.libertyfunds.com for updates on the Fund. As always, we thank you for choosing Colonial Global Equity Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    June 16, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

---------------------------------
  Not FDIC    May lose value
  Insured     No Bank Guarantee
---------------------------------

HIGHLIGHTS

>  A STRONG START AND A LATE RETREAT.
   For the first few months of this six-month period, the outlook for markets and economies worldwide was upbeat. Since early March, pervasive market volatility sent most major markets into negative territory. Asian markets experienced the strongest losses, down double digits.

>  GLOBAL MARKET VOLATILITY BASED ON A VARIETY OF FACTORS.
   Most major markets suffered from widespread causes that spilled over from country to country. Causes included interest rate increases, richly-valued stock prices, individual company or industry problems such as the proposed Microsoft breakup, and earnings disappointments from companies that may have gone public prematurely and were unable to deliver on their business plans.

>  CONTINUED WORLDWIDE GDP GROWTH EXPECTED .
   We believe growth in worldwide GDP should support a positive investment environment for equity investors for the remainder of the year. However, further increases in interest rates will cause investors to focus more on companies with solid fundamentals rather than those with no actual cash flow or earnings.


                        COLONIAL GLOBAL EQUITY FUND VS.
                        MSCI WORLD GDP INDEX PERFORMANCE
                               10/31/99 - 4/30/00

Colonial Global Equity Fund,
  Class A shares without a sales charge                  5.30%
MSCI World GDP Index                                     8.09%

Past performance is no guarantee of future results. Returns and value of an investment will vary resulting in a gain or loss on sale.

The Morgan Stanley Capital International (MSCI) World GDP Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

NET ASSET VALUE PER SHARE AS OF 4/30/00

Class A                                              $15.48
-----------------------------------------------------------
Class B                                              $15.25
-----------------------------------------------------------
Class C                                              $15.34
-----------------------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 11/1/99 TO 4/30/00

Class A                                              $0.352
-----------------------------------------------------------
Class B                                              $0.322
-----------------------------------------------------------
Class C                                              $0.322
-----------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

TOP FIVE SECTORS BREAKDOWN AS OF 4/30/00

Technology                                           30.7%
-----------------------------------------------------------
Communications services                              19.1%
-----------------------------------------------------------
Financials                                           15.9%
-----------------------------------------------------------
Consumer cyclical                                     7.3%
-----------------------------------------------------------
Health care                                           5.6%
-----------------------------------------------------------

Unlike sectors in the following financial statements which are based upon standard industrial classifications, sectors on this page are based upon the Advisor's defined criteria as used in the investment process.

Sector breakdowns are calculated as a percentage of the total equity holdings. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold or invest in these sectors in the future.

TOP FIVE COUNTRIES AS OF 4/30/00

U.S.                                                 48.7%
-----------------------------------------------------------
Japan                                                13.3%
-----------------------------------------------------------
U.K.                                                 8.2%
-----------------------------------------------------------
France                                               5.6%
-----------------------------------------------------------
Netherlands                                          5.4%
-----------------------------------------------------------

Country breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that it will continue to invest in these countries in the future.

BOUGHT
--------------------------------------------------------------------------------
We increased our positions in high-quality technology and communications companies, such as Philips Electronics (2.3% of net assets) in the Netherlands, diverting assets from riskier higher-tech names.

FUND MANAGED POSITIVE PERFORMANCE AMID WEAK GLOBAL MARKET CONDITIONS
Despite market volatility, our stock selection allowed us to achieve a return of 5.30% for Class A shares, without sales charge, for the six-month period ended April 30, 2000, compared to a 8.09% return for the MSCI World GDP Index.

WEAKNESS IN TECHNOLOGY AND FINANCIAL SECTORS NEAR END OF PERIOD
The Fund held an overweighting in quality technology stocks during the period. Technology stock performance was weak in the last few weeks of the period, working negatively for the Fund. Despite the recent volatility in this sector, we believe select companies with financial strength and proven track records still offer the best growth potential in the market. Holdings in some financial stocks also restricted the Fund's performance amid rising interest rates. We moved assets out of banks and insurance companies in Japan, as their banking system is under pressure and reallocated assets into other sectors.

AN UPGRADE IN PORTFOLIO QUALITY
As new managers for the Fund, we brought a different approach to the Fund's investment approach. We seek to own companies based on their market position and management quality in markets and industries where we foresee superior growth. We applied this outlook in restructuring the portfolio. We sold several of the Fund's smaller positions in companies that did not fit these criteria. We believe that owning fewer names allows us to focus on each holding, including their operations, management and financial position, as well as on global industry trends and the political and regulatory environment that can affect the company or industry. We are confident that our repositioning gives shareholders a portfolio with more risk management and higher-quality holdings.

A GLOBAL PERSPECTIVE
This Fund seeks to invest in industries and companies that are expanding operations around the world. We are currently focusing on the growth potential of the telecommunications, financial services, pharmaceuticals, energy and technology industries. We believe maintaining diversity among high-growth industries is more important to the Fund's return potential than positioning within individual countries. Therefore, we focus less on owning companies that are captive to the rise and fall of their home-country economy and more on companies that are driven by the strength of multiple countries, such as Nokia, the telecommunications equipment company based in Finland (2.4% of net assets), Citigroup, the financial services company based in the United States (3.1% of net assets), Novartis (0.4% of net assets), the Switzerland-based pharmaceutical company, and Sony, the Japanese consumer electronics manufacturer (1.7% of net assets).

WHAT LIES AHEAD
World GDP growth is currently stronger than expected, buoyed mainly by the United States and supported by growth in Southeast Asia. European growth is also strengthening despite rising interest rates and Latin American economies are growing nicely. Japan is the laggard, and faces many challenges, but we are cautiously optimistic on its growth prospects.

However, there are some threats in the form of additional interest rate increases to offset inflation pressures in the U.S. Interest rate increases -- and the specter of more to come -- have and will continue to have a negative effect on the financial markets. Nonetheless, we are focusing on global growth industries, and we have positioned the Fund in what we believe are well-managed, quality growth companies.

/s/ OPHELIA BARSKETIS                       /s/ DEBORAH JANSEN

OPHELIA BARSKETIS and DEBORAH JANSEN are senior vice presidents of the Advisor and are co-managers of Colonial Global Equity Fund.

Global investing offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by political, business and economic conditions, as well as by currency fluctuations.

Past performance cannot predict future investment results. Returns and values of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions.


TOP 10 HOLDINGS AS OF 4/30/00

Citigroup, Inc.                                        3.1%
-----------------------------------------------------------
AT&T Wireless Group                                    2.8%
-----------------------------------------------------------
EMC Corp.                                              2.8%
-----------------------------------------------------------
Vodafone Group                                         2.5%
-----------------------------------------------------------
Nokia Oyj.                                             2.4%
-----------------------------------------------------------
Philips Electronics                                    2.3%
-----------------------------------------------------------
Cisco Systems                                          1.9%
-----------------------------------------------------------
Texas Instruments, Inc.                                1.8%
-----------------------------------------------------------
Dynegy                                                 1.8%
-----------------------------------------------------------
Sony Corp.                                             1.7%
-----------------------------------------------------------

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee that it will continue to hold these securities in the future.

HELD
--------------------------------------------------------------------------------
We maintained positions in large integrated oil company stocks such as Royal Dutch, Texaco and Total (0.3%, 0.6% and 0.5% of net assets, respectively). Even though oil stocks are traditionally cyclical, strong demand and supply management by OPEC has supported their strength during recent volatile markets.

PERFORMANCE INFORMATION

SOLD

Lafarge, a concrete manufacturing company performed negatively amid a takeover. SAP, a German software company, made what we saw as a too-risky attempt to enter global markets that are already saturated. We eliminated both positions from the portfolio.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/00

Share Class                      A                 B                  C
Inception                      6/8/92            6/8/92             8/1/97
--------------------------------------------------------------------------------
                         Without    With    Without   With     Without    With
                         Sales      Sales   Sales     Sales    Sales      Sales
                         Charge     Charge  Charge    Charge   Charge     Charge
--------------------------------------------------------------------------------
Six months (cumulative)  5.30%     (0.75)%  5.04%     0.04%    5.01%       4.01%
--------------------------------------------------------------------------------
1 year                   6.22       0.11    5.46      0.46     5.43        4.43
--------------------------------------------------------------------------------
5 years                 13.83      12.49   12.92     12.67    12.94       12.94
--------------------------------------------------------------------------------
Life of Fund            12.72      11.88   11.83     11.83    11.84       11.84
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

Share Class                      A                 B                  C
--------------------------------------------------------------------------------
                         Without    With    Without   With     Without    With
                         Sales      Sales   Sales     Sales    Sales      Sales
                         Charge     Charge  Charge    Charge   Charge     Charge
--------------------------------------------------------------------------------
Six months (cumulative) 15.10%      8.48%  14.65%     9.65%   14.63%      13.63%
--------------------------------------------------------------------------------
1 year                  15.50       8.86   14.57      9.57    14.56       13.56
--------------------------------------------------------------------------------
5 years                 15.69      14.33   14.75     14.52    14.76       14.76
--------------------------------------------------------------------------------
Life of Fund            13.60      12.74   12.69     12.69    12.70       12.70
--------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing Fund class with a similar cost structure) for periods prior to its inception date.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
COMMON STOCKS - 87.1%                        COUNTRY         SHARES      VALUE
-------------------------------------------------------------------------------
CONSTRUCTION - 0.5%

BUILDING CONSTRUCTION
Daiwa House Industry Co., Ltd.                  Ja            101      $    672
                                                                       --------

-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 16.3%
DEPOSITORY INSTITUTIONS - 6.9%
AmSouth Bancorporation                                         63           915
Banco Bilbao Vizcaya Argentaria SA              Sp             45           619
BankAmerica Corp.                                              20           980
Banque Nationale de Paris                       Fr              9           716
Banque Nationale de Paris - CVG(a)              Fr              4            23
Chase Manhattan Corp.                                          17         1,211
Deutsche Bank AG                                G              18         1,177
Grupo Financiero Banamex SA (a)                 Mx            223           808
HSBC Holdings PLC (b)                           UK             59           656
Lloyds Bank PLC                                 UK             46           457
The Bank of Tokyo Mitsubishi                    Ja             95         1,224
Union Bank of Switzerland                       Sz              2           491
                                                                       --------
                                                                          9,277
                                                                       --------
INSURANCE CARRIERS - 5.8%
American International Group, Inc.                             14         1,577
AXA                                             Fr              7         1,098
Citigroup, Inc.                                                70         4,167
International Nederlanden Groep                 Ne             18           983
                                                                       --------
                                                                          7,825
                                                                       --------
INVESTMENT COMPANIES - 2.4%
Henderson Japanese Smaller Companies
  Trust PLC (a)                                 UK          1,331         1,262
Irish Investment Fund, Inc.                     Ir             46           676
Taiwan Fund, Inc.                               Tw             44           902
Thai Fund, Inc.                                 Th             66           387
                                                                       --------
                                                                          3,227
                                                                       --------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.2%
Cheung Kong (Holdings) Ltd.                     HK             64           764
Promise Co., Ltd.                               Ja             10           809
                                                                       --------
                                                                          1,573
                                                                       --------

-------------------------------------------------------------------------------
MANUFACTURING - 37.8%
CHEMICALS & ALLIED PRODUCTS - 7.5%
Aventis SA                                      Fr             14           787
BASF AG                                         G               8           348
E.I. du Pont de Nemours and Co.                                13           612
Glaxo Holdings PLC                              UK             29           890
Kao Corp.                                       Ja             60         1,825
Merck & Co., Inc.                                              20         1,362
Novartis                                        Sz            (b)           561
Pharmacia Corp.                                                32         1,575
Warner-Lambert Co.                                             19         2,163
                                                                       --------
                                                                         10,123
                                                                       --------
COMMUNICATIONS EQUIPMENT - 6.4%
LM Ericsson ADR                                 Sw             20         1,725
Lucent Technologies, Inc.                                      24         1,474
Philips Electronics NV (a)                      Ne             70         3,140
SONY Corp (New) (a)                             Ja             10         1,155
SONY Corp.                                      Ja             10         1,147
                                                                       --------
                                                                          8,641
                                                                       --------
ELECTRICAL INDUSTRIAL EQUIPMENT - 1.4%
General Electric Co.                                           12      $  1,903
                                                                       --------
ELECTRONIC COMPONENTS - 5.5%
Alcatel Alsthom (Cie Gen El)                    Fr              4           833
Intel Corp.                                                    18         2,231
Murata Manufacturing Co., Ltd.                  Ja             10         1,942
Texas Instruments, Inc.                                        15         2,411
                                                                       --------
                                                                          7,417
                                                                       --------
FOOD & KINDRED PRODUCTS - 0.2%
Diageo PLC                                      UK             25           207
                                                                       --------
MACHINERY & COMPUTER EQUIPMENT - 9.8%
Canon, Inc.                                     Ja             39         1,781
Cisco Systems, Inc. (a)                                        36         2,509
EMC Corp. (a)                                                  27         3,724
Equant NV (a)                                   Ne             13         1,038
Hewlett-Packard Co.                                            12         1,634
Hitachi Ltd.                                    Ja             83           990
International Business Machines Corp.                          14         1,585
                                                                       --------
                                                                         13,261
                                                                       --------
MEASURING & ANALYZING INSTRUMENTS - 0.5%
Fuji Photo Film Co., Ltd.                       Ja             17           681
                                                                       --------
PAPER PRODUCTS - 0.5%
Koninklijke KPN NT                              Ne              7           726
                                                                       --------
PETROLEUM REFINING - 2.4%
BP Amoco PLC ADR                                               14           714
Compagnie Francaise de Petroleum, Total B SharesFr              5           702
ENI                                             It             95           469
Royal Dutch Petroleum Co.                       Ne              8           456
Texaco, Inc.                                                   16           811
                                                                       --------
                                                                          3,152
                                                                       --------
PRIMARY METAL - 1.2%
Acerinox SA                                     Sp             32         1,260
Pohang Iron & Steel Co., Ltd. ADR                              17           361
                                                                       --------
                                                                          1,621
                                                                       --------
STONE, CLAY, GLASS & CONCRETE - 0.4%
Cemex SA                                        Mx            127           550
                                                                       --------
TRANSPORTATION EQUIPMENT - 2.0%
DaimlerChrysler AG                              G              10           553
Ford Motor Co.                                                 28         1,526
Honda Motor Co., Ltd.                           Ja             15           670
                                                                       --------
                                                                         2,749
                                                                       --------

-------------------------------------------------------------------------------
MINING & ENERGY - 2.1%
CRUDE PETROLEUM & NATURAL GAS - 0.5%
Conoco, Inc., Class B                                          27           675
                                                                       --------
OIL & GAS EXTRACTION - 1.0%
PetroChina Co., Ltd., Class H (a)               HK          8,414         1,307
                                                                       --------
OIL & GAS FIELD SERVICES - 0.6%
Schlumberger Ltd.                                              11           865
                                                                       --------

-------------------------------------------------------------------------------
RETAIL TRADE - 2.1%
APPAREL & ACCESSORY STORES - 0.8%
Hennes & Mauritz AB                             Sw             40         1,055
                                                                       --------
GENERAL MERCHANDISE STORES - 1.3%
Wal-Mart Stores, Inc.                                          32      $  1,772
                                                                       --------

-------------------------------------------------------------------------------
SERVICES - 5.2%
BUSINESS SERVICES - 1.7%
Sun Microsystems, Inc. (a)                                     25         2,298
                                                                       --------
COMPUTER RELATED SERVICES - 1.1%
Cap Gemini SA                                   Fr              8         1,541
                                                                       --------
COMPUTER SOFTWARE - 2.3%
Compuware Corp. (a)                                            40           505
Microsoft Corp. (a)                                            17         1,200
SunGard Data Systems, Inc. (a)                                 41         1,403
                                                                       --------
                                                                          3,108
                                                                       --------

-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 23.1%
COMMUNICATION - 3.6%
Viacom, Inc., Class B (a)                                      28         1,522
Vodafone Group PLC                              UK            723         3,302
                                                                       --------
                                                                          4,824
                                                                       --------
ELECTRIC, GAS & SANITARY SERVICES - 1.8%
Dynegy Inc. (a)                                                37         2,402
                                                                       --------
ELECTRIC SERVICES - 0.4%
Korea Eletric Power Corp., ADR                  Ko             36           583
                                                                       --------
GAS SERVICES - 1.5%
BG PLC                                          UK            (b)           (b)
Kinder Morgan, Inc.                                            65         1,958
                                                                       --------
                                                                          1,958
                                                                       --------
TELECOMMUNICATION - 15.9%
AT&T Wireless Group (a)                                       120         3,762
Bell Atlantic Corp.                                            23         1,387
British Telecommunications PLC                  UK             39           698
Cable & Wireless HKT Ltd.                       HK            244           567
COLT Telecom Group PLC (a)                      UK             48         1,968
France Telecom SA                               Fr              6           934
NTT Data Communications
  Systems Co.                                   Ja            (b)         1,331
Nippon Telegraph and Telephone Corp.            Ja            (b)         1,363
Nokia Oyj, Class A (a)                          Fi             56         3,216
Telecel-Comunicacaoes Pessoais, SA (a)          Pt             28           444
Telecom Italia SPA                              It             52           731
Telecomunicacoes Brasileiras SA, ADR                            8           946
Telecomunicacoes Brasileiras SA, ADR (a)        Bz          6,000           (b)
Telefonica de Espana                            Sp             27         1,757
Telefonos de Mexico SA                          Mx            396         1,148
WorldCom, Inc. (a)                                             25         1,138
                                                                       --------
                                                                         21,390
                                                                       --------
TOTAL COMMON STOCKS
  (cost of $83,215)                                                     117,387
                                                                       --------
CORPORATE FIXED-
  INCOME BONDS - 0.0%                                          PAR
-------------------------------------------------------------------------------
MINING & ENERGY - 0.0%
OIL & GAS EXTRACTION
BG Transco Holdings PLC,
  4.19% 12/14/22                                UK             14      $     21
  7.00% 12/16/24                                UK             14            22
  7.06% 12/14/09                                UK             14            22
                                                                       --------
                                                                             65
                                                                       --------
TOTAL CORPORATE FIXED-
  INCOME BONDS (cost of $69)                                                 65
                                                                       --------

WARRANTS - 0.0%                                               SHARES
-------------------------------------------------------------------------------
Cemex SA
  (cost of $2)                                  Mx              7             4
                                                                       --------

TOTAL INVESTMENTS
  (cost of $83,286) (c)                                                 117,452
                                                                       --------

SHORT-TERM OBLIGATIONS - 15.7%                             PAR
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 04/28/00, due 05/01/00 at 5.710%
  collateralized by U.S. Treasury notes with
  various maturities to 2025, market
  value $22,593 (repurchase proceeds $21,116)             $21,106        21,106
                                                                       --------
OTHER ASSETS & LIABILITIES, NET - (2.8)%                                 (3,789)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $134,769
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a)         Non-income producing.
(b)         Rounds to less than one.
(c)         Cost for federal income tax purposes is the same.

       SUMMARY OF
 SECURITIES BY COUNTRY        COUNTRY           VALUE         % OF TOTAL
-----------------------------------------------------------------------------
United States                                 $ 57,278            48.7
Japan                           Ja              15,590            13.3
United Kingdom                  UK               9,505             8.2
France                          Fr               6,634             5.6
Netherlands                     Ne               6,343             5.4
Spain                           Sp               3,636             3.1
Finland                         Fi               3,216             2.7
Sweden                          Sw               2,780             2.4
Hong Kong                       HK               2,638             2.2
Mexico                          Mx               2,510             2.1
Germany                          G               2,078             1.8
Italy                           It               1,200             1.0
Switzerland                     Sz               1,052             0.9
Taiwan                          Tw                 902             0.8
Ireland                         Ir                 676             0.6
Korea                           Ko                 583             0.5
Portugal                        Pt                 444             0.4
Thailand                        Th                 387             0.3
                                              --------           -----
                                              $117,452           100.0
                                              ========           =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

       ACRONYM                         NAME
       -------             ---------------------------
         ADR               American Depositary Receipt

See notes to investment portfolio.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $83,286)                                 $117,452
Short-term obligations                                                21,106
                                                                    --------
                                                                     138,558
Receivable for:
  Fund shares sold                                      695
  Dividends                                             205
  Foreign tax reclaims                                   52
  Interest                                               11
  Expense reimbursement due from Advisor                 19
Other                                                    12              994
                                                     ------         --------
                                                                     139,552
LIABILITIES
Payable for:
  Investments purchased                               3,613
  Fund shares repurchased                               875
Accrued:
  Management fee                                        107
  Bookkeeping fee                                         5
  Transfer Agent fee                                     39
  Deferred Trustees' fees                                 4
Other                                                   140
                                                     ------
  Total liabilities                                                    4,783
                                                                    --------

NET ASSETS                                                          $134,769
                                                                    ========
CLASS A
Net asset value & redemption price per share ($56,388/3,642)        $  15.48(a)
                                                                    ========
Maximum offering price per share
  ($15.48/0.9425)                                                   $  16.42(b)
                                                                    ========
CLASS B
Net asset value & offering price per share ($76,179/4,996)          $  15.25(a)
                                                                    ========
CLASS C
Net asset value & offering price per share ($2,202/144)             $  15.34(a)
                                                                    ========
COMPOSITION OF NET ASSETS
Capital paid in                                                     $103,996
Overdistributed  net investment income                                  (630)
Accumulated net realized losses                                       (2,747)
Net unrealized appreciation (depreciation) on:
    Investments                                                       34,166
    Foreign currency transactions                                        (16)
                                                                    --------
                                                                    $134,769
                                                                    ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (Unaudited)
(In thousands)

INVESTMENT INCOME
Dividends                                                              $  1,223
Interest                                                                    202
                                                                       --------
    Total investment income (net of nonreclaimable
      foreign taxes withheld at source which
      amounted to $84)                                                    1,425

EXPENSES
Management fee                                        $  661
Service fee                                              171
Distribution fee -- Class B                              305
Distribution fee -- Class C                                9
Transfer agent                                           236
Bookkeeping fee                                           29
Trustees' fees                                             6
Custodian fee                                             38
Audit fee                                                 13
Legal fee                                                  5
Registration fee                                          20
Reports to shareholders                                    6
Other                                                     18
                                                      ------
                                                       1,517
Fees and expenses waived or borne by the Advisor         (57)             1,460
                                                      ------           --------
    Net Investment Loss                                                     (35)
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                            (3,048)
  Foreign currency transactions                                            (319)
                                                                        -------
    Net Realized Loss                                                    (2,729)
                                                                        -------
Net change in unrealized appreciation/depreciation during the period on:
  Investments                                                            11,263
  Foreign currency transactions                                              (4)
                                                                        -------
    Net Change in Unrealized
      Appreciation/Depreciation                                          11,259
                                                                        -------
  Net Gain                                                                8,530
                                                                        -------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $ 8,495
                                                                        =======

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)
                                            (UNAUDITED)
                                          SIX MONTHS ENDED           YEAR ENDED
                                              APRIL 30,              OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS               2000                    1999
-------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                          $    (35)                $   (700)
Net realized gain (loss)                       (2,729)                   4,656
Net Change in Unrealized Appreciation/
  Depreciation                                 11,259                   11,075
                                             --------                 --------
    Net Increase from Operations                8,495                   15,031

DISTRIBUTIONS:
From net investment income -- Class A            (124)                    --
From net realized gains -- Class A             (1,053)                  (2,535)
From net investment income -- Class B             (37)                    --
From net realized gains -- Class B             (1,642)                  (3,927)
From net investment income -- Class C              (1)                    --
From net realized gains -- Class C                (49)                    (100)
                                             --------                 --------
                                                5,589                    8,469
                                             --------                 --------

FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A           168,732                  145,596
Value of distributions reinvested -- Class A    1,117                    2,378
Cost of shares repurchased -- Class A        (170,484)                (144,070)
                                             --------                 --------
                                                 (635)                   3,904
                                             --------                 --------
Receipts for shares sold -- Class B            11,033                   19,810
Value of distributions reinvested -- Class B    1,532                    3,597
Cost of shares repurchased -- Class B         (17,466)                 (28,092)
                                             --------                 --------
                                               (4,901)                  (4,685)
                                             --------                 --------
Receipts for shares sold -- Class C               440                    1,076
Value of distributions reinvested -- Class C       48                       96
Cost of shares repurchased -- Class C            (700)                    (875)
                                             --------                 --------
                                                 (212)                     297
                                             --------                 --------
    Net Decrease from Fund Share Transactions  (5,748)                    (484)
                                             --------                 --------
    Total Increase (Decrease)                    (159)                   7,985

NET ASSETS
Beginning of period                           134,928                  126,943
                                             --------                 --------
End of period (net of overdistributed net
  investment income of $630 and $433,
  respectively)                              $134,769                 $134,928
                                             ========                 ========

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                            (UNAUDITED)
                                          SIX MONTHS ENDED           YEAR ENDED
                                              APRIL 30,              OCTOBER 31,
                                                2000                    1999
-------------------------------------------------------------------------------
NUMBER OF FUND SHARES
Sold -- Class A                                10,706                    9,949
Issued for distributions reinvested --
  Class A                                          71                      167
Repurchased -- Class A                        (10,722)                  (9,803)
                                             --------                 --------
                                                   55                      313
                                             --------                 --------
Sold -- Class B                                   705                    1,365
Issued for distributions reinvested --
  Class B                                          99                      254
Repurchased -- Class B                         (1,117)                  (1,936)
                                             --------                 --------
                                                 (313)                    (317)
                                             --------                 --------
Sold -- Class C                                    28                       73
Issued for distributions reinvested --
  Class C                                           3                        7
Repurchased -- Class C                            (44)                     (60)
                                             --------                 --------
                                                  (13)                      20
                                             --------                 --------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Global Equity Fund (the Fund), a series of Liberty Funds Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in global equities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charges is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                              CONVERTS TO
ORIGINAL PURCHASE                            CLASS A SHARES
-----------------                            --------------
Less than $250,000                              8 years
$250,000 to less than $500,000                  4 years
$500,000 to less than $1,000,000                3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees. Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data is calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to
Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets.

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent Fee was changed to a fee compromised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended April 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $7,057 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $935, $180,036 and $632 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.40% annually of the Fund's average net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended April 30, 2000, purchases and sales of investments, other than short term obligations, were $23,149,794 and $42,080,788, respectively.

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                             $38,982,320
    Gross unrealized depreciation                              (4,815,906)
                                                              -----------
      Net unrealized appreciation                             $34,166,414
                                                              ===========

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 2000.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------
Selected data for a share of class outstanding throughout each period are as follows:
                                                                                  (UNAUDITED)
                                                                        SIX MONTHS ENDED APRIL 30, 2000
                                                             -----------------------------------------------------
                                                               CLASS A              CLASS B              CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  15.030            $  14.820            $  14.910
                                                               ---------            ---------            ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)(b)                                0.031               (0.027)              (0.027)
Net realized and unrealized gain                                   0.771                0.779                0.779
                                                               ---------            ---------            ---------
    Total from Investment Operations                               0.802                0.752                0.752
                                                               ---------            ---------            ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        (0.037)              (0.007)              (0.007)
From net realized gains                                           (0.315)              (0.315)              (0.315)
                                                               ---------            ---------            ---------
      Total Distributions Declared to Shareholders                (0.352)              (0.322)              (0.322)
                                                               ---------            ---------            ---------
NET ASSET VALUE, END OF PERIOD                                 $  15.480            $  15.250            $  15.340
                                                               =========            =========            =========
Total return (c)(d)(e)                                             5.30%                5.04%                5.01%
                                                               =========            =========            =========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                    1.65%                2.40%                2.40%
Fees and expenses waived by the Advisor (f)(g)                   (0.08)%              (0.08)%              (0.08)%
Net investment loss (f)(g)                                         0.40%              (0.35)%              (0.35)%
Portfolio turnover (e)                                               18%                  18%                  18%
Net assets at end of period (000)                              $  56,388            $  76,179            $   2,202

(a) Net of fees and expenses waived or borne by the Advisor
    which amounted to:                                         $   0.006            $   0.006            $   0.006
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

                                                                          YEAR ENDED OCTOBER 31, 1999
                                                             -----------------------------------------------------
                                                               CLASS A              CLASS B              CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  14.160            $  13.980            $  14.100
                                                               ---------            ---------            ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)(b)                                        (0.008)              (0.117)              (0.117)
Net realized and unrealized gain                                   1.671                1.650                1.660
                                                               ---------            ---------            ---------
    Total from Investment Operations                               1.663                1.533                1.543
                                                               ---------            ---------            ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                           (0.793)              (0.693)              (0.733)
                                                               ---------            ---------            ---------
NET ASSET VALUE, END OF PERIOD                                 $  15.030            $  14.820            $  14.910
                                                               =========            =========            =========
Total return (c)(d)                                               12.06%               11.20%               11.20%
                                                               =========            =========            =========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                       1.65%                2.40%                2.40%
Fees and expenses waived by the Advisor (e)                        0.10%                0.10%                0.10%
Net investment loss (e)                                          (0.05)%              (0.80)%              (0.80)%
Portfolio turnover                                                   65%                  65%                  65%
Net assets at end of period (000)                              $  53,905            $  78,682             $  2,341

(a) Net of fees and expenses waived or borne by the Advisor
    which amounted to:                                         $   0.015            $   0.015             $  0.015
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
Selected data for a share of class outstanding throughout each period are as follows:

                                                                          YEAR ENDED OCTOBER 31, 1998
                                                             -----------------------------------------------------
                                                               CLASS A              CLASS B              CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  14.280            $  14.130            $  14.260
                                                               ---------            ---------            ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)(b)                                0.075               (0.032)              (0.033)
Net realized and unrealized gain                                   1.478                1.444                1.474
                                                               ---------            ---------            ---------
    Total from Investment Operations                               1.553                1.412                1.441
                                                               ---------            ---------            ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        (0.087)              (0.020)              (0.043)
In excess of investment income                                    (0.056)              (0.012)              (0.028)
From net realized gains                                           (1.530)              (1.530)              (1.530)
                                                               ---------            ---------            ---------
      Total Distributions Declared to Shareholders                (1.673)              (1.562)              (1.601)
                                                               ---------            ---------            ---------
NET ASSET VALUE, END OF PERIOD                                 $  14.160            $  13.980            $  14.100
                                                               =========            =========            =========
Total return (c)(d)                                               11.62%               10.64%               10.77%
                                                               =========            =========            =========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                       1.65%                2.40%                2.40%
Fees and expenses waived or borne by the Advisor (e)               0.11%                0.11%                0.11%
Net investment income (loss) (e)                                   0.53%              (0.22)%              (0.22)%
Portfolio turnover                                                   42%                  42%                  42%
Net assets at end of period (000)                              $  46,344            $  78,668             $  1,931

(a) Net of fees and expenses waived or borne by the Advisor
    which amounted to:                                         $   0.015            $   0.015             $  0.015
(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                       YEAR ENDED OCTOBER 31, 1997
                                                         --------------------------------------------------------
                                                           CLASS A              CLASS B              CLASS C(c)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  13.440            $  13.350               $  15.390
                                                           ---------            ---------               ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)(b)                            0.169                0.065                  (0.025)
Net realized and unrealized gain (loss)                        2.179                2.158                  (1.105)(d)
                                                           ---------            ---------               ---------
    Total from Investment Operations                           2.348                2.223                  (1.130)
                                                           ---------            ---------               ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                    (0.065)                --                      --
In excess of investment income                                  --                   --                      --
From net realized gains                                       (1.443)              (1.443)                   --
                                                           ---------            ---------               ---------
      Total Distributions Declared to Shareholders            (1.508)              (1.443)                   --
                                                           ---------            ---------               ---------
NET ASSET VALUE, END OF PERIOD                             $  14.280            $  14.130               $  14.260
                                                           =========            =========               =========
Total return (e)(f)                                           18.92%               18.02%                 (7.34)%(g)
                                                           =========            =========               =========
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                                                   1.58%                2.33%                   2.44%(i)
Fees and expenses waived or borne by Advisor (h)                --                   --                      --
Net investment income (loss) (h)                               1.22%                0.47%                 (0.68)%(i)
Portfolio turnover                                               90%                  90%                     90%
Net assets at end of period (000)                          $  35,181            $  73,188               $     739

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                             $    --              $    --                 $    --
(b) Per share data was calculated using average shares outstanding during the period.
(c) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the Fund.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of class outstanding throughout each period are as follows:

                                                                              YEAR ENDED OCTOBER 31,
                                                   ----------------------------------------------------------------------------
                                                                 1996                                        1995
                                                   ----------------------------------------------------------------------------
                                                     CLASS A              CLASS B                CLASS A              CLASS B
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.450            $  12.390              $  12.690            $  12.630
                                                     ---------            ---------              ---------            ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                             0.123                0.027                  0.167                0.076
Net realized and unrealized gain                         1.664                1.634                  0.735                0.735
                                                     ---------            ---------              ---------            ---------
    Total from Investment Operations                     1.787                1.661                  0.902                0.811
                                                     ---------            ---------              ---------            ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                              (0.098)              (0.027)                (0.198)              (0.107)
In excess of investment income                          (0.035)              (0.010)                  --                   --
From net realized gains                                 (0.664)              (0.664)                (0.944)              (0.944)
                                                     ---------            ---------              ---------            ---------
      Total Distributions Declared to
        Shareholders                                    (0.797)              (0.701)                (1.142)              (1.051)
                                                     ---------            ---------              ---------            ---------
NET ASSET VALUE, END OF PERIOD                       $  13.440            $  13.350              $  12.450            $  12.390
                                                     =========            =========              =========            =========
Total return (c)(d)                                     15.10%               14.04%                  8.23%                7.43%
                                                     =========            =========              =========            =========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                             1.58%                2.33%                  1.36%                2.11%
Fees and expenses waived or borne by Advisor (e)          --                   --                    0.26%                0.26%
Net investment income (loss) (e)                         0.96%                0.21%                  1.40%                0.65%
Portfolio turnover                                        125%                 125%                    74%                  74%
Net assets at end of period (000)                    $  19,092            $  65,714              $  11,501            $  59,131

(a) Net of fees and expenses waived or borne by
    the Advisor which amounted to:                   $    --              $    --                $   0.045             $  0.045
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------
TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Global Equity Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you. This report has been prepared for shareholders of Colonial Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc.
Performance Update.

SEMIANNUAL REPORT:
COLONIAL GLOBAL EQUITY FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

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L I B E R T Y
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      F U N D S
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ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE         A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
HUSON

NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE      SOLUTIONS FOR GROWTH AND INCOME INVESTING.
ADVISOR

KEYPORT        A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
[GRAPHIC
 OMITTED]
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Liberty's mutual funds are offered by prospectus through Liberty Funds
Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

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COLONIAL GLOBAL EQUITY FUND SEMIANNUAL REPORT
---------------------------------------------

[logo] L I B E R T Y                                             --------------
       ---------------                                              BULK RATE
             F U N D S                                             U.S. POSTAGE
                                                                      PAID
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR  HOLLISTON, MA
                                                                  PERMIT NO. 20
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     Liberty Funds Distributor, Inc. (C)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com


                                                 781-03/344B-0500 (6/00) 00/943